Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 8,140	₩ 11,338	₩ 7,695
Lease	261	(64)
Acquisitions/Capital expenditure	6,904	1,949	8,106
Depreciation	(5,252)	(5,145)	(4,570)
Disposals/Disposition/Removals	(1)	(58)	(125)
Reclassification	0	0	0
Foreign exchange differences	99	120	232
Ending balance	10,151	8,140	11,338
Property and equipment, net	10,151	8,140	11,338
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,958	8,740	5,737
Lease	261	(64)
Acquisitions/Capital expenditure	4,443	1,209	6,319
Depreciation	(4,116)	(3,998)	(3,448)
Disposals/Disposition/Removals	0	(45)	(63)
Reclassification	0	0	0
Foreign exchange differences	75	116	195
Ending balance	6,621	5,958	8,740
Property and equipment, net	6,621	5,958	8,740
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,113	1,455	1,380
Lease	0	0
Acquisitions/Capital expenditure	1,065	307	712
Depreciation	(656)	(657)	(648)
Disposals/Disposition/Removals	0	(1)	(15)
Reclassification	(1)	(6)	0
Foreign exchange differences	15	15	26
Ending balance	1,536	1,113	1,455
Property and equipment, net	1,536	1,113	1,455
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	338	380	310
Lease	0	0
Acquisitions/Capital expenditure	105	181	322
Depreciation	(177)	(222)	(249)
Disposals/Disposition/Removals	(1)	(2)	(3)
Reclassification	1	6	0
Foreign exchange differences	1	(5)	0
Ending balance	267	338	380
Property and equipment, net	267	338	380
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	128
Lease	0	0
Acquisitions/Capital expenditure	1,209	0	0
Depreciation	0	0	0
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	(128)
Foreign exchange differences	0	0	0
Ending balance	1,209	0	0
Property and equipment, net	1,209	0	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4	6	8
Lease	0	0
Acquisitions/Capital expenditure	0	0	0
Depreciation	(3)	(2)	(2)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	0
Foreign exchange differences	0	0	0
Ending balance	1	4	6
Property and equipment, net	1	4	6
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	727	757	132
Lease	0	0
Acquisitions/Capital expenditure	82	252	753
Depreciation	(300)	(266)	(223)
Disposals/Disposition/Removals	0	(10)	(44)
Reclassification	0	0	128
Foreign exchange differences	8	(6)	11
Ending balance	517	727	757
Property and equipment, net	₩ 517	₩ 727	₩ 757